The CarolinasFund
                               1712 East Boulevard
                               Charlotte, NC 28203

                             Telephone: 704-344-1012
                             Facsimile: 704-333-9366


April 26, 1999


Dear CarolinasFund Shareholder,

Attached you will find the Annual Report, which reports results and portfolio holdings, sector breakdowns, and related statistics for our fiscal year ended February 28, 1999.

Calendar year 1998 proved to be a challenging year in terms of performance for many of the companies within the region and for The CarolinasFund. Performance through December 31, 1998 was as follows: Investor Shares: 7.04% and Institutional Shares 7.51%.

Throughout most of 1998, our performance lagged the major indices such as: the Standard & Poor's 500, the Dow Jones Industrial Average, and the NASDAQ. During the Dow's blue chip sell-off from July 17 through August 31, a number of Carolinas stocks did experience significant losses and failed to finish the year strong relative to those indices.

The CarolinasFund focuses in on the 50 largest publicly traded companies in North and South Carolina based on market capitalization (number of shares outstanding times market price). On balance, the median market capitalization of all holdings within The CarolinasFund has been between $1 billion and $5 billion, which is generally regarded by investment professionals as a small to mid-cap range.

The relative performance for The CarolinasFund remained strong as our Benchmark Index, The Russell 2000 fell, -3.45% during 1998. Small and Mid-Cap stocks continued to underperform as sectors, and the performance divergence between small and large-cap stock widened to a record level, according to analysts at Saloman Smith Barney.

According to Bloomberg News, one of the world's leading vendors of business news, stock data, and financial information, there are some 146 publicly held companies based in the Carolinas with a market capitalization of $15 million or more. Performance for the Bloomberg Carolinas Index, published weekly in The Charlotte Observer, declined -5.52% during calendar year 1998.

April 26, 1999
Page Two


With the US economy continuing to grow at a modest rate, many investors are cautious about the fact that stock prices are simply too high. The S&P 500"...is near the highest price to earnings ratios ever, 28 times the last twelve months earnings..." according to First Call, a Wall Street financial reporting firm. "The 50 issues with the highest ratios recently accounted for 25% of the value of the S&P 500, and had a P/E ratio of 51. The P/E on the other 450 was 20," according to Morgan Stanley Dean Witter.

"Last October small-cap (price) multiples fell below the one-to-one ratio (to the S&P's ratio), and now they are at an all-time low," states W. Whitfield Gardener, of Gardner Lewis Asset Management. It should be noted that the Price/Earnings ratios for many of the stocks within The CarolinasFund has been and is now well below that of the The Standard & Poors 500 stock index.

The economy in North and South Carolina remains strong, which will help the stocks within our portfolio over the long run. Many of these companies have exceptionally strong balance sheets, and are rated as "long term hold" or "buy" by analysts.

Companies within The CarolinasFund's portfolio will generally account for more than eighty percent of the entire market capitalization of publicly held companies within North and South Carolina. Hence, performance of The
CarolinasFund should be considered to be a rough proxy for overall stock performance within the two-state region.

We believe that the demographic and economic characteristics of North and South Carolina, are such that companies headquartered in the two states have a greater than average potential for capital appreciation. The fact of the matter is that "...every time we have had five years of small-cap underperformance, it's been followed by five years of outperformance " according to Bert Boksen, as small-cap fund manager for Raymond James & Associates Inc.

Access to daily price information (NAV, etc.) is provided via toll free number 800-773-3863 and NASDAQ listings are now published in the major newspapers. The symbol for Investor Shares is CARVX - for Institutional Shares CARTX. Should you have questions about The CarolinasFund or the attached report, please do not hesitate to contact us at 704-344-1012.


Sincerely,

J. C. Blucher Ehringhaus, III
Managing Director

________________________________________________________________________________


                                The CarolinasFund

________________________________________________________________________________


                 a series of the Nottingham Investment Trust II






                               Annual Report 1999


                        FOR THE PERIOD ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                          Morehead Capital Advisors LLC
                               1712 East Boulevard
                               Charlotte, NC 28203



                                The CarolinasFund
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863

                               The CarolinasFund

                              INSTITUTIONAL SHARES


                    Performance Update - $10,000 Investment
         For the period from May 22, 1995 (commencement of operations)
                              to February 28, 1999


      ------------------------------------------------------
                Institutional     S&P 500      Russell 2000
                   Shares          Index          Index
      ------------------------------------------------------
      5/22/95      10,000         10,000         10,000
      5/31/95      10,064         10,193          9,956
      8/31/95      11,125         10,802         11,286
     11/30/95      11,284         11,710         11,449
      2/29/96      11,768         12,457         12,098
      5/31/96      12,330         13,091         13,523
      8/31/96      11,843         12,825         12,527
     11/30/96      12,480         14,933         13,340
      2/28/97      12,687         15,716         13,616
      5/31/97      12,949         16,942         14,460
      8/31/97      14,307         18,039         16,134
     11/30/97      15,159         19,243         16,429
      2/28/98      16,695         21,217         17,705
      5/31/98      16,844         22,141         17,555
      8/31/98      14,092         19,499         13,033
     11/30/98      16,273         23,796         15,389
      2/28/99      15,582         25,405         15,228


This graph depicts the performance of The CarolinasFund Institutional Shares versus the Russell 2000 Index and the S&P 500 Total Return Index. It is important to note that The CarolinasFund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
-------------------------------------------------------
 Since Inception       One Year         Three Years
-------------------------------------------------------
      12.50%            (6.66)%            9.81%
-------------------------------------------------------


The graph assumes an initial $10,000 investment at May 22, 1995. All dividends and distributions are reinvested.

At February 28, 1999, the Institutional Shares of The CarolinasFund would have grown to $15,582 - total investment return of 55.82% since May 22, 1995.

At February 28, 1999, a similar investment in the Russell 2000 Index would have grown to $15,228 - total investment return of 52.28%; and the S&P 500 Total Return Index would have grown to $25,405 - total investment return of 154.05%, since May 22, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                               The CarolinasFund

                                INVESTOR SHARES

                    Performance Update - $10,000 Investment
        For the period from January 3, 1995 (commencement of operations)
                              to February 28, 1999


     ------------------------------------------------
                  Investor     S&P 500   Russell 2000
                   Shares       Index       Index
     ------------------------------------------------
       1/3/95       9,650      10,000       10,000
      2/28/95      10,171      10,663       10,377
      5/31/95      10,432      11,752       10,942
      8/31/95      11,516      12,455       12,404
     11/30/95      11,671      13,502       12,583
      2/29/96      12,066      14,362       13,297
      5/31/96      12,628      15,094       14,863
      8/31/96      12,124      14,788       13,769
     11/30/96      12,764      17,217       14,661
      2/28/97      12,959      18,120       14,964
      5/31/97      13,202      19,534       15,892
      8/31/97      14,579      20,799       17,732
     11/30/97      15,423      22,187       18,057
      2/28/98      16,956      24,463       19,459
      5/31/98      17,092      25,528       19,294
      8/31/98      14,288      22,482       14,324
     11/30/98      16,481      27,436       16,914
      2/28/99      15,750      29,291       16,736


This graph depicts the performance of The CarolinasFund Investor Shares versus the Russell 2000 Index and the S&P 500 Total Return Index. It is important to note that The CarolinasFund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
--------------------------------------------------------------
                      Since Inception  One Year   Three Years
--------------------------------------------------------------
    No Sales Load         12.51%        (7.11)%      9.29%
--------------------------------------------------------------
With 3.50% Sales Load     11.55%       (10.36)%      8.00%
--------------------------------------------------------------


The graph assumes an initial $10,000 investment at January 3, 1995 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

At February 28, 1999, the Investor Shares of The CarolinasFund would have grown to $15,750 - total investment return of 57.50% since January 3, 1995. Without the deduction of the 3.50% maximum sales load, the Investor Shares of The CarolinasFund would have grown to $16,322 - total investment return of 63.22% since January 3, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1999, a similar investment in the Russell 2000 Index would have grown to $16,736 - total investment return of 67.36%; and the S&P 500 Total Return Index would have grown to $29,291 - total investment return of 192.91%, since January 3, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.24%

       Basic Materials - 5.73%
            Bowater Incorporated .....................................................                  2,900               $122,163
            Sonoco Products Company ..................................................                  3,728                 91,336
                                                                                                                            --------
                                                                                                                             213,499
                                                                                                                            --------
       Consumer, Cyclical - 14.08%
            Family Dollar Stores, Inc. ...............................................                  5,600                112,000
            Lowe's Companies, Inc. ...................................................                  2,600                154,212
            Oakwood Homes Corporation ................................................                  5,200                 83,850
         (a)Ryan's Family Steak Houses, Inc. .........................................                  5,000                 56,875
         (a)Speedway Motorsports, Inc. ...............................................                  3,300                117,769
                                                                                                                            --------
                                                                                                                             524,706
                                                                                                                            --------
       Consumer, Non-Cyclical - 7.91%
            Coca-Cola Bottling Co. ...................................................                    600                 33,600
            Food Lion, Inc. - Class A ................................................                  9,100                 86,735
            Lance, Inc. ..............................................................                  3,100                 51,150
         (a)Personnel Group of America, Inc. .........................................                  3,900                 51,431
            Ruddick Corporation ......................................................                  3,900                 71,906
                                                                                                                            --------
                                                                                                                             294,822
                                                                                                                            --------
       Financial Services - 26.64%
            BankAmerica Corporation ..................................................                  2,000                130,625
            BB&T Corporation .........................................................                  3,244                122,867
            Carolina First Corporation ...............................................                  1,800                 37,125
            CCB Financial Corporation ................................................                  1,800                 93,488
            Centura Banks, Inc. ......................................................                  1,600                102,400
            First Citizen's BancShares, Inc. .........................................                    800                 63,900
            First Union Corporation ..................................................                  2,000                106,625
         (a)Insignia Financial Group, Inc. ...........................................                    933                 12,187
            Jefferson-Pilot Corporation ..............................................                  1,675                113,481
            Resource Bancshares Mortgage Group, Inc. .................................                  2,745                 38,430
         (a)Triad Guaranty Inc. ......................................................                  1,500                 27,750
            Triangle Bancorp, Inc. ...................................................                  2,100                 33,600
            Wachovia Corporation .....................................................                  1,300                110,581
                                                                                                                            --------
                                                                                                                             993,059
                                                                                                                            --------
       Holding Companies - Diversified - 2.57%
            The Liberty Corporation ..................................................                  1,900                 95,831
                                                                                                                            --------

       Industrial - 19.38%
            AVX Corporation ..........................................................                  5,100                 69,806
         (a)Burlington Industries, Inc. ..............................................                  6,600                 40,838
         (a)Collins & Aikman .........................................................                  7,200                 36,000


                                                                                                                         (Continued)

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Industrial - (Continued)
         (a)Coltec Industries, Inc. ....................................................                 5,000             $  90,000
            Guilford Mills, Inc. .......................................................                 2,900                35,888
            Martin Marietta Materials, Inc. ............................................                 2,100               107,756
            Nucor Corporation ..........................................................                 2,400               106,950
         (a)Quintiles Transnational Corporation ........................................                 2,100                90,562
            Springs Industries, Inc. - Class A .........................................                   900                29,925
            Unifi, Inc. ................................................................                 3,900                47,044
            United Dominion Industries .................................................                 3,500                67,594
                                                                                                                           ---------
                                                                                                                             722,363
                                                                                                                           ---------
       Real Estate - 2.89%
            Highwoods Properties, Inc. .................................................                 2,900                69,419
            Summit Properties, Inc. ....................................................                 2,300                38,237
                                                                                                                           ---------
                                                                                                                             107,656
                                                                                                                           ---------
       Technology - 5.96%
         (a)Glenayre Technologies, Inc. ................................................                 7,225                25,514
         (a)Kemet Corporation ..........................................................                 4,600                50,600
         (a)Pharmaceutical Product Development, Inc. ...................................                 2,100                72,975
         (a)Policy Management Systems Corporation ......................................                 2,000                73,125
                                                                                                                           ---------
                                                                                                                             222,214
                                                                                                                           ---------
       Utilities - 10.08%
            Carolina Power & Light Company .............................................                 2,500                99,687
            Duke Energy Corporation ....................................................                 1,800               102,375
            Piedmont Natural Gas Company, Inc. .........................................                 1,800                61,425
            Public Service Company of North Carolina ...................................                 1,500                44,344
            SCANA Corporation ..........................................................                 2,900                68,150
                                                                                                                           ---------
                                                                                                                             375,981
                                                                                                                           ---------

            Total Common Stocks (Cost $3,112,771) ......................................                                   3,550,131
                                                                                                                           ---------

INVESTMENT COMPANY - 4.47%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...................................                                     166,477
                                                                                                                           ---------
            (Cost $166,477)




                                                                                                                         (Continued)

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999





Total Value of Investments (Cost $3,279,248 (b)) ..................................                    99.71%             $3,716,608
Other Assets Less Liabilities .....................................................                     0.29%                 10,824
                                                                                                   ---------              ----------
       Net Assets .................................................................                   100.00%             $3,727,432
                                                                                                   =========              ==========

       (a)  Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                         Unrealized appreciation ...................   $ 844,430
                         Unrealized depreciation ...................    (407,070)
                                                                       ---------

                                         Net unrealized appreciation   $ 437,360
                                                                       =========







See accompanying notes to financial statements

                                                          The CarolinasFund

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1999


ASSETS
       Investments, at value (cost $3,279,248) ..................................................................         $3,716,608
       Cash .....................................................................................................                 65
       Income receivable ........................................................................................              5,575
       Deferred organizational expenses (net) ...................................................................              7,769
       Due from advisor (note 2) ................................................................................              4,014
       Other assets .............................................................................................              1,382
                                                                                                                          ----------

            Total assets ........................................................................................          3,735,413
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .........................................................................................              7,781
       Payable for fund shares redeemed .........................................................................                200
                                                                                                                          ----------

            Total liabilities ...................................................................................              7,981
                                                                                                                          ----------

NET ASSETS ......................................................................................................         $3,727,432
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..........................................................................................         $3,171,408
       Undistributed net realized gain on investments ...........................................................            118,664
       Net unrealized appreciation on investments ...............................................................            437,360
                                                                                                                          ----------
                                                                                                                          $3,727,432
                                                                                                                          ==========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($1,071,567 / 76,489 shares) ....................         $    14.01
                                                                                                                          ==========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($2,655,865 / 195,079 shares) ...................         $    13.61
                                                                                                                          ==========
       Maximum offering price per share (100 / 96.5% of $13.61) .................................................         $    14.10
                                                                                                                          ==========




See accompanying notes to financial statements

                                                          The CarolinasFund

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 1999



INVESTMENT LOSS

       Income
            Interest ........................................................................................           $     7,229
            Dividends .......................................................................................                89,186
                                                                                                                        -----------

                  Total income ..............................................................................                96,415
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ...............................................................                47,197
            Fund administration fees (note 2) ...............................................................                 9,500
            Distribution and service fees - Investor class (note 3) .........................................                17,605
            Custody fees ....................................................................................                 3,067
            Registration and filing administration fees (note 2) ............................................                 2,368
            Fund accounting fees (note 2) ...................................................................                30,000
            Audit fees ......................................................................................                 9,500
            Legal fees ......................................................................................                18,439
            Securities pricing fees .........................................................................                 2,778
            Shareholder recordkeeping fees ..................................................................                13,250
            Other fees ......................................................................................                 3,308
            Shareholder servicing expenses ..................................................................                 5,048
            Registration and filing expenses ................................................................                 5,094
            Printing expenses ...............................................................................                 3,629
            Amortization of deferred organization expenses (note 6) .........................................                 9,303
            Trustee fees and meeting expenses ...............................................................                 5,089
            Other operating expenses ........................................................................                 9,642
                                                                                                                        -----------

                  Total expenses ............................................................................               194,817
                                                                                                                        -----------

                  Less:
                       Expense reimbursements (note 2) ......................................................               (36,205)
                       Investment advisory fees waived (note 2) .............................................               (47,197)
                       Distribution and service fees waived - Investor Class (note 3) .......................               (10,982)
                                                                                                                        -----------

                  Net expenses ..............................................................................               100,433
                                                                                                                        -----------

                       Net investment loss ..................................................................                (4,018)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .......................................................               864,496
       Decrease in unrealized appreciation on investments ...................................................            (1,206,312)
                                                                                                                        -----------

            Net realized and unrealized loss on investments .................................................              (341,816)
                                                                                                                        -----------

                  Net decrease in net assets resulting from operations ......................................           $  (345,834)
                                                                                                                        ===========



See accompanying notes to financial statements

                                                          The CarolinasFund

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                       February 28,     February 28,
                                                                                                              1999             1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss .....................................................................      $   (4,018)      $   (1,335)
         Net realized gain from investment transactions ..........................................         864,496            3,640
         (Decrease) increase in unrealized appreciation on investments ...........................      (1,206,312)       1,186,197
                                                                                                        ----------       ----------

              Net (decrease) increase in net assets resulting from operations ....................        (345,834)       1,188,502
                                                                                                        ----------       ----------

     Distributions to shareholders from
         Net realized gain from investment transactions ..........................................        (692,322)               0
                                                                                                        ----------       ----------

              Decrease in net assets resulting from distributions ................................        (692,322)               0
                                                                                                        ----------       ----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) .........        (531,597)         667,382
                                                                                                        ----------       ----------

                   Total (decrease) increase in net assets .......................................      (1,569,753)       1,855,884

NET ASSETS

     Beginning of year ...........................................................................       5,297,185        3,441,301
                                                                                                        ----------       ----------

     End of year .................................................................................     $ 3,727,432      $ 5,297,185
                                                                                                        ==========       ==========

(a) A summary of capital share activity follows:
                                                                  Year ended                              Year ended
                                                               February 28, 1999                       February 28, 1998
                                                           Shares               Value              Shares              Value
                                                      -----------------   -----------------   -----------------   -----------------
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
Shares sold                                                      7,615   $         127,042              18,697   $         289,131
Shares issued from reinvestment of distributions                13,319             197,642                   0                   0
Shares redeemed                                                (10,198)           (154,777)             (7,178)           (106,422)
                                                      -----------------   -----------------   -----------------   -----------------

     Net increase                                               10,736   $         169,907              11,519   $         182,709
                                                      =================   =================   =================   =================

------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------
Shares sold                                                     39,215   $         686,284              67,713   $         977,120
Shares issued from reinvestment of distributions                34,155             493,202                   0                   0
Shares redeemed                                               (114,228)         (1,880,990)            (34,329)           (492,447)
                                                      -----------------   -----------------   -----------------   -----------------

     Net (decrease) increase                                   (40,858)  $        (701,504)             33,384   $         484,673
                                                      =================   =================   =================   =================

------------------------------------------------------
 FUND SUMMARY
------------------------------------------------------
Shares sold                                                     46,830   $         813,326              86,410   $       1,266,251
Shares issued from reinvestment of distributions                47,474             690,844                   0                   0
Shares redeemed                                               (124,426)         (2,035,767)            (41,507)           (598,869)
                                                      -----------------   -----------------   -----------------   -----------------

     Net (decrease) increase                                   (30,122)  $        (531,597)             44,903   $         667,382
                                                      =================   =================   =================   =================

See accompanying notes to financial statements

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                         INSTITUTIONAL CLASS

                                                                                                                For the
                                                                                                              period from
                                                                                                              May 22, 1995
                                                                                                             (commencement
                                                                      Year ended   Year ended   Year ended  of operations) to
                                                                     February 28, February 28, February 28,   February 29,
                                                                         1999         1998         1997          1996
                                                                    -----------   -----------   ----------    -----------
Net asset value, beginning of period                                    $17.83        $13.55       $12.57         $10.72
      (Loss) income from investment operations
         Net investment income                                            0.05          0.05         0.01           0.02
         Net realized and unrealized (loss) gain on investments          (1.08)         4.23         0.97           1.88
                                                                    -----------   -----------   ----------    -----------
             Total from investment operations                            (1.03)         4.28         0.98           1.90
                                                                    -----------   -----------   ----------    -----------

      Distributions to shareholders from
         Net investment income                                            0.00          0.00         0.00          (0.02)
         Net realized gain from investment transactions                  (2.79)         0.00         0.00          (0.03)
                                                                    -----------   -----------   ----------    -----------
             Total distributions                                         (2.79)         0.00         0.00          (0.05)
                                                                    -----------   -----------   ----------    -----------

Net asset value, end of period                                          $14.01        $17.83       $13.55         $12.57
                                                                    ===========   ===========   ==========    ===========

Total return (a)                                                         (6.66)%       31.59 %       7.81 %        17.68 %
                                                                    ===========   ===========   ==========    ===========

Ratios/supplemental data
      Net assets, end of period                                     $1,071,567    $1,172,074     $735,087        $24,576
                                                                    ===========   ===========   ==========    ===========
      Ratio of expenses to average net assets
         Before expense reimbursements and waived fees                    3.75 %        3.61 %       4.85 %         8.40 %  (b)
         After expense reimbursements and waived fees                     1.75 %        1.75 %       1.73 %         1.69 %  (b)

      Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees                   (1.67)%         -             -           (6.07)%  (b)
         After expense reimbursements and waived fees                     0.33 %        0.36 %       0.22 %         0.64 %  (b)

      Portfolio turnover rate                                            22.24 %        7.00 %       5.00 %        16.00 %


(a)      Total return does not reflect payment of a sales charge.
(b)      Annualized.


See accompanying notes to financial statements

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS                                                  For the
                                                                                                                       period from
                                                                                                                   January 3, 1995
                                                                                                                     (commencement
                                                                                                                     of operations)
                                                                  Year ended   Year ended    Year ended    Year ended           to
                                                                 February 28, February 28,  February 28,  February 29, February 28,
                                                                        1999         1998          1997          1996         1995
                                                                 -----------   -----------   -----------  ------------   ---------
Net asset value, beginning of period                                 $17.48        $13.36        $12.44        $10.54      $10.00
      (Loss) income from investment operations
         Net investment (loss) income                                 (0.04)        (0.02)        (0.02)         0.01        0.04
         Net realized and unrealized (loss) gain on investments       (1.04)         4.14          0.94          1.95        0.50
                                                                 -----------   -----------   -----------  ------------   ---------
             Total from investment operations                         (1.08)         4.12          0.92          1.96        0.54
                                                                 -----------   -----------   -----------  ------------   ---------

      Distributions to shareholders from
         Net investment income                                         0.00          0.00          0.00         (0.03)       0.00
         Net realized gain from investment transactions               (2.79)         0.00          0.00         (0.03)       0.00
                                                                 -----------   -----------   -----------  ------------   ---------
             Total distributions                                      (2.79)         0.00          0.00         (0.06)       0.00
                                                                 -----------   -----------   -----------  ------------   ---------

Net asset value, end of period                                       $13.61        $17.48        $13.36        $12.44      $10.54
                                                                 ===========   ===========   ===========  ============   =========

Total return (a)                                                      (7.11)%       30.84 %        7.41 %       18.59 %      5.40 %
                                                                 ===========   ===========   ===========  ============   =========

Ratios/supplemental data
      Net assets, end of period                                  $2,655,865    $4,125,111    $2,706,214    $1,897,814    $272,383
                                                                 ===========   ===========   ===========  ============   =========
      Ratio of expenses to average net assets
         Before expense reimbursements and waived fees                 4.26 %        4.12 %        5.33 %        9.45 %   37.10 %(b)
         After expense reimbursements and waived fees                  2.25 %        2.25 %        2.22 %        2.17 %    2.21 %(b)

      Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees                (2.23)%          -            -           (7.21)%  (32.27)%(b)
         After expense reimbursements and waived fees                 (0.22)%       (0.14)%       (0.20)%        0.06 %    2.62 %(b)

      Portfolio turnover rate                                         22.24 %        7.00 %        5.00 %       16.00 %    0.00 %


(a)      Total return does not reflect payment of a sales charge.
(b)      Annualized.


See accompanying notes to financial statements

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The CarolinasFund (the "Fund") is a diversified, open-end series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. Prior to July 1, 1998, the Fund was operating as an open-end series of the Maplewood Investment Trust. The Board of Trustees of the Maplewood Investment Trust approved an agreement and plan of reorganization providing for the transfer of all of the assets and liabilities of the CarolinasFund to the New CarolinasFund in exchange for shares of the New
         CarolinasFund. In connection with the reorganization the New CarolinasFund shares were distributed to shareholders in liquidation of the CarolinasFund and the CarolinasFund was terminated. As a result of the reorganization, the Fund assumed the financial history of the predecessor fund.

         For federal income tax purposes, the reorganization qualified as a tax-free reorganization with no tax consequences to the predecessor fund, the Fund, or its shareholders. The holding period and aggregate tax basis of the New CarolinasFund shares received by a shareholder of the CarolinasFund will be the same as the holding period and aggregate tax basis of the shareholder's CarolinasFund shares. The holding period and tax basis of the assets in the hands of the New CarolinasFund as a result of the reorganization will be the holding period and tax basis of those assets in the CarolinasFund's hands immediately prior to the reorganization.

         The investment objective of the Fund is to provide long-term capital growth by investing primarily in common stocks of publicly traded companies headquartered in North and South Carolina. Current income is of secondary importance.

         The Fund has an unlimited number of authorized shares, which are divided into two classes Institutional and Investor Shares. Each class of shares has equal rights of the assets of the Fund, and the classes of shares are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three and one-half percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999


         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends at least annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

         F. Risk Factors - The Fund's concentration in companies headquartered in North and South Carolina generally will tie the performance of the Fund to the economic environment of the two states and the surrounding area. There is no assurance that the demographic and economic characteristics and other factors that the Advisor believes favor companies in North and South Carolina will continue in the future.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Morehead Capital Advisors LLC (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor is the same entity serving as investment advisor since the Fund's inception on January 3, 1995. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999



         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $47,197 ($0.17 per share) and has reimbursed expenses amounting to $36,205 for the period ended February 28, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         The Nottingham Company became the Fund's administrator on July 1, 1998. Prior to that date, Countrywide Fund Services ("CFS") served as the Fund's Administrator and received for its services fees at the annual rate of 0.15% of the Fund's first $50 million of average daily net assets, 0.125% of the next $50 million, and 0.10% of average daily net assets over $100 million, subject to a $1,000 minimum monthly fee. CFS also received a monthly fee of $2,000 for accounting and record-keeping services for the Fund.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         North Carolina Shareholder Services, LLC became the Fund's transfer agent on July 1, 1998. Prior to that date, CFS served as the Fund's transfer agent and received for its services fees based on the number of shareholder accounts in the Fund, subject to a $2,000 minimum monthly fee.

         Capital Investment Group, Inc. (the "Distributor"), serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 1, 1998, to February 28, 1999, the Distributor retained sales charges in the amount of $610.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $17,605 of such expenses under the Plan for the year ended February 28, 1999. The Distributor has waived a portion of its fee amounting to $10,982.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $993,623 and $1,904,019 respectively, for the year ended February 28, 1999.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total $2.79 per share distribution for the year ended February 28, 1999 represents long-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


NOTE 6 - DEFERRED ORGANIZATION EXPENSES

         Expenses totaling $13,968 incurred in connection with its organization on January 3, 1995, and the registration of its shares have been assumed by the Fund.

         The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Nottingham Investment Trust II and Shareholders of The CarolinasFund:

We have audited the accompanying statement of assets and liabilities of The CarolinasFund, including the schedule of investments, as of February 28, 1999, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 1998 and the financial highlights for the four years in the period ended February 28, 1998 were audited by other auditors, whose reports thereon dated March 27, 1998 expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The CarolinasFund as of February 28, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP

Pittsburgh, Pennsylvania
March 19, 1999